CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended		30 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Revenues:
Development services and preproduction	$ 2,983	$ 9,048	$ 19,237	$ 10,319
Sale of products	328	1,859	2,483	313
Total revenues	3,311	10,907	21,720	10,632
Cost of sales and services:
Development services and preproduction	1,323	2,625	7,326	2,966
Sale of products	201	1,389	1,517	94
Total cost of sales and services	1,524	4,014	8,843	3,060
Gross profit	1,787	6,893	12,877	7,572
Research and development expenses, net	9,045	8,823	17,944	16,637
Selling and marketing expenses	1,020	855	1,752	1,088
General and administrative expenses	4,216	1,883	3,735	2,612
Loss from operations	(12,494)	(4,668)	(10,554)	(12,765)	$ (102,891)
Finance Income	210			1,260
Finance Expenses	(6,677)	(978)	(4,598)	(2,163)
Company's share in the loss of a company accounted by equity method, net	(111)	(951)	(1,898)	(3,895)
Loss before income taxes	(19,072)	(6,597)	(17,050)	(17,563)
Loss for the period	(19,072)	(6,597)	(17,050)	(17,563)
Other comprehensive income (loss) net of tax:
Exchange loss arising on translation of foreign operations	3,674	(557)	1,131	(790)
Total comprehensive loss for the period	$ (15,398)	$ (7,154)	$ (15,919)	$ (18,353)
Basic loss per share (in dollars)	$ (1.03)	$ (0.37)	$ (0.95)	$ (1.00)
Diluted loss per share (in dollars)	$ (1.03)	$ (0.37)	$ (0.95)	$ (1.00)
Basic weighted average common shares outstanding	18,601,000	17,892,000	17,902	17,551
Diluted weighted average common shares outstanding	18,601,000	17,892,000	17,902	17,551